Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Debt	Debt
The Company’s long-term debt obligations consist of the following:

	December 31, 2020
($ thousands)	Principal	Debt issuance cost, net	Premium	Swap	Total
6.250% Senior Secured U.S. Dollar Notes due February 2022	1,000,001	(3,039)	—	6,860	1,003,822
4.750% Senior Secured Euro Notes due February 2023	1,043,035	(4,983)	—	—	1,038,052
5.350% Senior Secured U.S. Dollar Notes due October 2023	60,567	—	224	—	60,791
3.500% Senior Secured Euro Notes due July 2024	613,550	(3,808)	—	—	609,742
6.500% Senior Secured U.S. Dollar Notes due February 2025	1,100,000	(8,359)	—	—	1,091,641
3.500% Senior Secured Euro Notes due June 2026	920,325	(6,995)	—	—	913,330
6.250% Senior Secured U.S. Dollar Notes due January 2027	750,000	(5,845)	—	—	744,155
2.375% Senior Secured Euro Notes due April 2028	613,550	(5,150)	—	—	608,400
5.250% Senior Secured U.S. Dollar Notes due January 2029	750,000	(6,875)	—	—	743,125
Senior Secured Notes	6,851,028	(45,054)	224	6,860	6,813,058

Euro Term Loan Facility due January 2023	1,055,306	(11,278)	—	—	1,044,028
Euro Revolving Credit Facility B due July 2024 (1)	—	—	—	—	—
U.S. Dollar Revolving Credit Facility A due July 2024 (1)	—	—	—	—	—
Long-term debt, less current portion	7,906,334	(56,332)	224	6,860	7,857,086

Euro Term Loan Facility due January 2023	392,672	—	—	—	392,672
Current portion of long-term debt	392,672	—	—	—	392,672

Short-term borrowings	480	—	—	—	480

Total debt	8,299,486	(56,332)	224	6,860	8,250,238
(1) As of December 31, 2020, $23.9 million of debt issuance costs, net are presented in other non-current assets for debt instruments with no outstanding borrowings

	December 31, 2019
($ thousands)	Principal	Debt issuance cost, net	Premium	Swap	Total
6.250% Senior Secured U.S. Dollar Notes due February 2022	1,500,000	(8,199)	—	(473)	1,491,328
4.750% Senior Secured Euro Notes due February 2023	954,890	(6,508)	—	—	948,382
5.350% Senior Secured U.S. Dollar Notes due October 2023	60,567	—	318	—	60,885
3.500% Senior Secured Euro Notes due July 2024	561,700	(4,369)	—	—	557,331
6.500% Senior Secured U.S. Dollar Notes due February 2025	1,100,000	(10,041)	—	—	1,089,959
3.500% Senior Secured Euro Notes due June 2026	842,550	(7,445)	—	—	835,105
6.250% Senior Secured U.S. Dollar Notes due January 2027	750,000	(6,613)	—	—	743,387
2.375% Senior Secured Euro Notes due April 2028	561,700	(5,297)	—	—	556,403
Senior Secured Notes	6,331,407	(48,472)	318	(473)	6,282,780

Euro Term Loan Facility due January 2023	1,325,612	(8,223)	—	—	1,317,389
Euro Revolving Credit Facility B due July 2024 (1)	—	—	—	—	—
U.S. Dollar Revolving Credit Facility A due July 2024 (1)	—	—	—	—	—
Long-term debt, less current portion	7,657,019	(56,695)	318	(473)	7,600,169

4.750% Senior Secured Euro Notes due March 2020	435,767	(978)	—	—	434,789
5.500% Senior Secured U.S. Dollar Notes due June 2020	27,311	—	74	(19)	27,366
Current portion of long-term debt	463,078	(978)	74	(19)	462,155

Short-term borrowings	3,193	—	—	—	3,193

Total debt	8,123,290	(57,673)	392	(492)	8,065,517
(1) As of December 31, 2019, $20.5 million of debt issuance costs, net are presented in other non-current assets for debt instruments with no outstanding borrowings

The principal amount of long-term debt maturing over the next five years and thereafter as of December 31, 2020 is as follows
($ thousands):

Year	U.S. Dollar Denominated	Euro Denominated	Total
2021	—	392,672	392,672
2022	1,000,001	392,672	1,392,673
2023	60,567	1,705,669	1,766,236
2024	—	613,550	613,550
2025	1,100,000	—	1,100,000
2026 and thereafter	1,500,000	1,533,875	3,033,875
Total principal payments	3,660,568	4,638,438	8,299,006
Senior Secured Notes

The key terms of our senior secured notes (the “Notes”), which are rated Ba3 and BB by Moody’s Investor Service (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”), respectively, are as follows:

Description	Principal (thousands)	Effective Interest Rate	Issuer	Guarantors	Collateral	Redemption	Interest payments
6.250% Senior Secured U.S. Dollar Notes due February 2022	$1,000,001	6.52%	Parent	*	†	++	Semi-annually in arrears
4.750% Senior Secured Euro Notes due February 2023	€850,000	4.98%	Parent	*	†	++	Semi-annually in arrears
5.350% Senior Secured U.S. Dollar Notes due October 2023	$60,567	5.47%	IGT	**	††	+	Semi-annually in arrears
3.500% Senior Secured Euro Notes due July 2024	€500,000	3.68%	Parent	*	†	++	Semi-annually in arrears
6.500% Senior Secured U.S. Dollar Notes due February 2025	$1,100,000	6.71%	Parent	*	†	++	Semi-annually in arrears
3.500% Senior Secured Euro Notes due June 2026	€750,000	3.65%	Parent	*	†	+++	Semi-annually in arrears
6.250% Senior Secured U.S. Dollar Notes due January 2027	$750,000	6.41%	Parent	*	†	++	Semi-annually in arrears
2.375% Senior Secured Euro Notes due April 2028	€500,000	2.50%	Parent	*	†	+++	Semi-annually in arrears
5.250% Senior Secured U.S. Dollar Notes due January 2029	$750,000	5.39%	Parent	*	†	+++	Semi-annually in arrears

*    Certain subsidiaries of the Parent.

**    The Parent and certain subsidiaries of the Parent.

†    Ownership interests of the Parent in certain of its direct subsidiaries and certain intercompany loans with principal balances in excess of $10 million.

††    Certain intercompany loans with principal balances in excess of $10 million.

+    International Game Technology (“IGT”) may redeem in whole or in part at any time prior to maturity at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. IGT may also redeem in whole or in part at 100% of their principal amount together with accrued and unpaid interest in connection with certain gaming regulatory events. Upon the occurrence of certain events, IGT will be required to offer to repurchase all of the notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.

++    The Parent may redeem in whole or in part at any time prior to the date which is six months prior to maturity at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. After such date, the Parent may redeem in whole or in part at 100% of their principal amount together with accrued and unpaid interest. The Parent may also redeem in whole but not in part at 100% of their principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to offer to repurchase all of the notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.

+++    The Parent may redeem in whole or in part at any time prior to the first date set forth in the redemption price schedule at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. After such date, the Parent may redeem in whole or in part at a redemption price set forth in the redemption price schedule in the indenture, together with accrued and unpaid interest. The Parent may also redeem in whole but not in part at 100% of their principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to offer to repurchase all of the notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.

The Notes contain customary covenants and events of default. At December 31, 2020, the issuers were in compliance with the covenants.
3.500% Senior Secured Euro Notes due July 2024

On June 27, 2018, the Parent issued €500 million of 3.500% Senior Secured Euro Notes due July 2024 (the “3.500% Notes due 2024”) at par.

The Company recorded a $29.6 million loss on extinguishment of debt in connection with the repurchases, which is classified in other (expense) income, net on the consolidated statement of operations for the year ended December 31, 2018.

3.500% Senior Secured Euro Notes due June 2026

On June 20, 2019, the Parent issued €750 million of 3.500% Senior Secured Euro Notes due June 2026 (the “3.500% Notes due 2026”) at par.

The Parent used the net proceeds from the 3.500% Notes due 2026 to repurchase €437.6 million ($497.5 million) of the 4.125% Senior Secured Euro Notes due February 2020 (the “4.125% Notes”) and pay down $339.3 million of the Revolving Credit Facilities due July 2024, for total consideration, excluding interest, of $845.3 million. The Company recorded an €8.5 million ($9.6 million) loss on extinguishment of debt in connection with the repurchase, which is classified in other (expense) income, net on the consolidated statement of operations for the year ended December 31, 2019.

6.250% Senior Secured U.S. Dollar Notes due January 2027

On September 26, 2018, the Parent issued $750 million of 6.250% Senior Secured U.S. Dollar Notes due January 2027 (the “6.250% Notes”) at par.

The Company recorded a $24.8 million loss on extinguishment of debt in connection with the redemptions, which is classified in other (expense) income, net on the consolidated statement of operations for the year ended December 31, 2018.

2.375% Senior Secured Euro Notes due April 2028

On September 16, 2019, the Parent issued €500 million of 2.375% Senior Secured Euro Notes due April 2028 (the “2.375% Notes”) at par.

The Parent used the net proceeds from the 2.375% Notes to pay the €320.0 million ($350.2 million) first installment on the Euro Term Loan Facility due January 25, 2020 on September 27, 2019 and to pay down $192.3 million of the Revolving Credit Facilities due July 2024, for total consideration, excluding interest, of $542.5 million. The Company recorded a €2.1 million ($2.3 million) loss on extinguishment of debt in connection with the Term Loan repayment, which is classified in other (expense) income, net on the consolidated statement of operations for the year ended December 31, 2019.

5.250% Senior Secured U.S. Dollar Notes due January 2029

On June 19, 2020, the Parent issued $750.0 million of 5.250% Senior Secured U.S. Dollar Notes due January 2029 (the “5.250% Notes”) at par.

The Parent used the net proceeds from the 5.250% Notes to repurchase $500.0 million of the 6.250% Senior Secured U.S. Dollar Notes due February 2022 for total consideration, excluding interest, of $525.0 million. The Company recorded a $23.3 million loss on extinguishment of debt in connection with the repurchase, of which a $28.3 million loss is classified in other expense, net and an offsetting gain of $5.0 million is classified in interest expense, net in the consolidated statement of operations for the year ended December 31, 2020.

Interest on the 5.250% Notes is payable semi-annually in arrears.

The 5.250% Notes are guaranteed by certain subsidiaries of the Parent and are secured by ownership interests of the Parent in certain of its direct subsidiaries and certain intercompany loans with principal balances in excess of $10.0 million.

Prior to January 15, 2024, the Parent may redeem the 5.250% Notes in whole or in part at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. From January 15, 2024 to January 14, 2025, the Parent may redeem the 5.250% Notes in whole or in part at 102.625% of their principal amount together with accrued and unpaid interest. From January 15, 2025 to January 14, 2026, the Parent may redeem the 5.250% Notes in whole or in part at 101.313% of their principal amount together with accrued and unpaid interest. On or after January 15, 2026, the Parent may redeem the
5.250% Notes in whole or in part at 100% of their principal amount together with accrued and unpaid interest. The Parent may also redeem the 5.250% Notes in whole but not in part at 100% of their principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to offer to repurchase all of the 5.250% Notes at a price equal to 101% of their principal amount together with accrued and unpaid interest. In certain events of default, the 5.250% Notes outstanding may become due and payable immediately.

4.750% Senior Secured Euro Notes due March 2020

On March 5, 2020, the Parent redeemed the €387.9 million ($432.0 million) 5.500% Senior Secured Euro Notes due March 2020 when they matured.

5.500% Senior Secured U.S. Dollar Notes due June 2020

On June 15, 2020, the Parent redeemed the $27.3 million 5.500% Senior Secured U.S. Dollar Notes due June 2020 when they matured.

Revolving Credit Facilities and Term Loan Facility

On May 7, 2020, the Company entered into an amendment to the Senior Facilities Agreement for the Revolving Credit Facilities due July 2024 (the “RCF Agreement”), and on May 8, 2020, the Company entered into an amendment to the Senior Facility Agreement for the Euro Term Loan Facility due January 2023 (the “TLF Agreement”).

The amendments modified the RCF Agreement and the TLF Agreement by, among other things:

•Providing a waiver of the covenants requiring the Company to maintain a minimum ratio of EBITDA to net interest costs and a maximum ratio of total net debt to EBITDA from the fiscal quarter ending June 30, 2020 through the fiscal quarter ending June 30, 2021 and establishing new thresholds for these financial covenants starting with the fiscal quarter ending September 30, 2021 as described in the amendments;
•Providing that for the period commencing on January 30, 2020 and expiring on August 31, 2021 (the “Relief Period Expiration Date”), a material adverse effect arising from the COVID-19 pandemic shall not constitute a material adverse effect under the agreements and any cessation or suspension of business arising from the COVID-19 pandemic shall not constitute an event of default under the agreements;
•Providing that the obligation to grant security over additional collateral be waived provided that the public debt ratings of the Company are not less than BB- or Ba3;
•Obligating the Company to maintain “Liquidity” (as defined in the amendments) of at least $500 million for the period commencing on the date of the amendments and expiring on the Relief Period Expiration Date (the “Relief Period”), with such financial covenant being tested quarterly or, if any monthly trading update or quarterly compliance certificate evidences that Liquidity is less than $750 million, monthly;
•Increasing the margin from 2.75% to 3.25% if the public debt ratings of the Company are B+ or B1 (or lower);
•Prohibiting restricted payments (including dividends and ordinary share repurchases) during the period commencing on April 1, 2020 and expiring on June 30, 2021, and permitting restricted payments during the period commencing on July 1, 2021 and expiring on the maturity date of the respective agreements provided that the ratio of total net debt to EBITDA as adjusted to reflect the restricted payment is less than specified thresholds; and
•Decreasing the maximum annual amount that the Company can spend on acquisitions during the Relief Period to $100 million.

In addition, the amendment to the RCF Agreement provided that the margin applicable to all loans under the RCF Agreement outstanding as of April 11, 2020 was increased to 2.475%, and the amendment to the TLF Agreement provided that the margin applicable to all loans under the TLF Agreement outstanding as of April 11, 2020 was increased to 2.50%.
Term Loan Facility

The Parent is party to a senior facility agreement (the “Term Loan Facility Agreement”) for a €1.5 billion term loan facility maturing in January 2023 (the “Term Loan Facility”), which must be repaid in the following installments, as detailed below:

Due Date	Amount (€ thousands)
January 25, 2020	320,000
January 25, 2021	320,000
January 25, 2022	320,000
January 25, 2023	540,000

On September 27, 2019, the Parent repaid the first €320 million installment due January 25, 2020 (resulting in €1.2 billion principal remaining) from the proceeds of the 2.375% Notes issued on September 16, 2019.
Interest on the Term Loan Facility is payable between one and six months in arrears at rates equal to the applicable LIBOR or EURIBOR plus a margin based on our long-term ratings by Moody’s and S&P. At December 31, 2020 and 2019, the effective interest rate on the Term Loan Facility was 2.50% and 2.05%, respectively.
The Term Loan Facility is guaranteed by certain subsidiaries of the Parent and is secured by ownership interests of the Parent in certain of its direct subsidiaries and certain intercompany loans with principal balances in excess of $10 million.
Upon the occurrence of certain events, the Parent may be required to prepay the Term Loan Facility in full.
The Term Loan Facility Agreement contains customary covenants (including maintaining a minimum ratio of EBITDA to net interest costs and maximum ratio of total net debt to EBITDA) and events of default. At December 31, 2020, the Parent was in compliance with the covenants.

Revolving Credit Facilities

The Parent and certain of its subsidiaries are party to a senior facilities agreement (the “RCF Agreement”) which provides for the following multi-currency revolving credit facilities (the “Revolving Credit Facilities”):

Maximum Amount Available (thousands)	Facility	Borrowers
$1,050,000	Revolving Credit Facility A	Parent, IGT, and IGT Global Solutions Corporation
€625,000	Revolving Credit Facility B	Parent and Lottomatica Holding S.r.l.
On July 24, 2019, the Company entered into an amendment to the Revolving Credit Facilities due July 2021. The amendment extended the final maturity date of the Revolving Credit Facilities from July 26, 2021 to July 31, 2024 and established the minimum ratio of EBITDA to total net interest costs and the maximum ratio of total net debt to EBITDA for the extended term of the revolving credit facilities. In addition, the amendment reduced the aggregate revolving facilities commitments of the lenders from $1.20 billion and €725 million to $1.05 billion and €625 million and amended the definition of “Permitted Restricted Payment” to eliminate the leverage ratio threshold condition to the payment of dividends and other restricted payments. The amendment also allowed IGT-Europe B.V. to be added as a borrower under Revolving Credit Facility B and modified certain other non-material provisions.

Interest on the Revolving Credit Facilities is payable between one and six months in arrears at rates equal to the applicable LIBOR or EURIBOR plus a margin based on the Parent’s long-term ratings by Moody’s and S&P. At December 31, 2020 and December 31, 2019, there was no balance for the Revolving Credit Facilities.
The RCF Agreement provides that the following fees, which are recorded in interest expense in the consolidated statements of operations, are payable quarterly in arrears:

•Commitment fees - payable on the aggregate undrawn and un-cancelled amount of the Revolving Credit Facilities depending on the Parent’s long-term ratings by Moody’s and S&P. The applicable rate was 0.928% at December 31, 2020.
•Utilization fees - payable on the aggregate drawn amount of the Revolving Credit Facilities at a rate ranging from 0.15% to 0.60% dependent on the percentage of the Revolving Credit Facilities utilized. There was no balance as of December 31, 2020.

The Revolving Credit Facilities are guaranteed by the Parent and certain of its subsidiaries and are secured by ownership interests of the Parent in certain of its direct subsidiaries and certain intercompany loans with principal balances in excess of $10 million.

Upon the occurrence of certain events, the borrowers may be required to repay the Revolving Credit Facilities and the lenders may have the right to cancel their commitments.

At December 31, 2020 the available liquidity under the Revolving Credit Facilities was $1.817 billion.

The RCF Agreement contains customary covenants (including maintaining a minimum ratio of EBITDA to net interest costs and a maximum ratio of total net debt to EBITDA) and events of default. At December 31, 2020, the borrowers were in compliance with the covenants.

Other Credit Facilities

The Parent and certain of its subsidiaries may borrow under senior unsecured uncommitted demand credit facilities made available by several financial institutions. At December 31, 2020 and December 31, 2019, there were no borrowings under these facilities.

Letters of Credit

The Parent and certain of its subsidiaries may obtain letters of credit under the Revolving Credit Facilities and under senior unsecured uncommitted demand credit facilities. The letters of credit secure various obligations, including obligations arising under customer contracts and real estate leases. The following table summarizes the letters of credit outstanding at December 31, 2020 and 2019 and the weighted-average annual cost of such letters of credit:

	Letters of Credit Outstanding
($ thousands)	Not under the Revolving Credit Facilities	Under the Revolving Credit Facilities	Total	Weighted- Average Annual Cost
December 31, 2020	426,740	—	426,740	1.06%
December 31, 2019	402,300	—	402,300	1.02%

Interest Expense, Net

	For the year ended December 31,
($ thousands)	2020	2019	2018
Senior Secured Notes	(344,286)	(351,077)	(352,293)
Term Loan Facilities	(36,665)	(36,138)	(39,462)
Revolving Credit Facilities	(31,301)	(28,160)	(27,805)
Other	(620)	(7,918)	(12,052)
Interest expense	(412,872)	(423,293)	(431,612)
Interest income	14,956	12,418	14,229
Interest expense, net	(397,916)	(410,875)	(417,383)